Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Income Taxes

7.          Income Taxes

The Company's effective tax rate was 20.3% and 4.5% for the three months ended June 30, 2019 and 2018, respectively, and 14.2% and 4.9% for the six months ended June 30, 2019 and 2018, respectively. The significant increase in the effective tax rate for the three months and six months ended June 30, 2019 was primarily due to the Reorganization Transactions. Prior to the Reorganization Transactions, incomes taxes consisted only of business taxes incurred by TWM LLC and certain subsidiaries for business conducted in certain state, local and foreign jurisdictions as well as federal, state and local taxes for certain subsidiaries that are taxed as corporations for U.S. tax purposes. As a result of the Reorganization Transactions, the Corporation is subject to U.S. federal, state and local income taxes with respect to its taxable income, including its allocable share of any taxable income of TWM LLC, and is taxed at prevailing corporate tax rates. The Company’s actual effective tax rate will be impacted by the Corporation’s ownership share of TWM LLC, which may increase over time if the Continuing LLC Owners redeem or exchange their LLC Interests for shares of Class A common stock or Class B common stock, as applicable.

The Company's consolidated effective tax rate will vary from period to period depending on redemptions or exchanges by the Continuing LLC Owners, changes in the geographic mix of its earnings and changes in tax legislation and tax rates.

The Company expects to obtain an increase in its share of the tax basis of the assets of TWM LLC when LLC Interests are redeemed or exchanged by the Continuing LLC Owners and in connection with certain other qualifying transactions. This increase in tax basis may have the effect of reducing the amounts that the Corporation would otherwise pay in the future to various tax authorities. Pursuant to the Tax Receivable Agreement, the Corporation is required to make cash payments to the Continuing LLC Owners equal to 50% of the amount of U.S. federal, state and local income or franchise tax savings, if any, that the Corporation actually realizes (or in some circumstances are deemed to realize) as a result of certain future tax benefits to which we may become entitled. The Corporation expects to benefit from the remaining 50% of tax benefits, if any, that the Corporation may actually realize. See Note 8 – Tax Receivable Agreement. As a result of the IPO, the Company assumed a tax benefit of $93,194,000, due to an increase in amortizable tax basis that will be amortized primarily over 15 years pursuant to Section 197 of the Internal Revenue Code of 1986, as amended, offset by other factors. The tax benefit has been recognized in deferred tax asset on the June 30, 2019 consolidated statement of financial condition.

As a result of the Refinitiv Contribution, the Company assumed the tax liabilities of the contributed entity. The contributed entity is under audit by the State of New Jersey for the tax years 2012-2015 and is appealing a tax assessment from an audit by the State of New Jersey for the tax years 2008-2011. The Company recognized a tax liability of $2,722,000 as a result of the Refinitiv Contribution which is included in accounts payable, accrued expenses and other liabilities on the June 30, 2019 consolidated statement of financial condition.  The Company is indemnified by Refinitiv for tax liabilities that were assumed by the Company as a result of the Refinitiv Contribution. See Note 12 – Related Party Transactions.

Tradeweb Markets LLC
Entity Information [Line Items]
Income Taxes

11.           Income Taxes

The provision for income taxes consists of the following (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Current:
Federal	$—	$—	$—	$—
State and Local	1,235	5,739	4,331	2,772
Foreign	1,212	3,559	2,748	2,826
	2,447	9,298	7,079	5,598
Deferred – Federal	680	1,085	(433)	(5,783)
Deferred – state and local	288	1,517	(517)	(540)
Total deferred	968	2,602	(950)	(6,323)
Total	$3,415	$11,900	$6,129	$(725)

A reconciliation of the statutory tax rate to the effective rate is as follows:

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
U.S. federal tax at statutory rate	21.0%	21.0%	35.0%	35.0%
State and local taxes – net of federal benefit	4.7%	5.1%	2.8%	1.6%
Foreign taxes	3.7%	2.5%	3.1%	3.1%
Tax Cuts and Jobs Act provisional tax charge	0.0%	0.0%	2.2%	0.0%
LLC flow-through structure	(19.0)%	(20.2)%	(36.3)%	(40.5)%
Effective tax rate	10.4%	8.4%	6.8%	(0.8)%

The components of the Company’s deferred tax assets (liabilities) are as follows (in thousands):

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Deferred tax assets (liabilities):
Net operating losses	$6,810	$8,966
Goodwill and intangible assets	(28,799)	(2,146)
Other	2,362	—
Total deferred tax assets (liabilities)	$(19,627)	$6,820

As of December 31, 2018, the Company has federal, New York state and New York City net operating loss carryforwards for income tax purposes of  $17,196,000,  $24,449,000 and $22,654,000, respectively. If not utilized, the federal net operating loss carryforwards will begin to expire in 2032 and the state and local net operating loss carryforwards will begin to expire in 2035.

The Company was audited by the City of New York (“NYC”) for the tax periods from 2011 – 2013 and TWG was audited for the tax periods 2009 – 2011. In 2018, NYC issued an assessment for the periods under audit. Furthermore, NYC has also requested an extension of the statute of limitations, for TWG for the years 2012 – 2014 and for the Company for 2014, as it will audit those periods as well.

For October 1, 2018 to December 31, 2018 and January 1, 2018 to September 30, 2018, the Company recorded the additional tax, penalties and interest of  $26,000 and $1,288,000, respectively, resulting from NYC UBT audit assessments. For the tax periods from 2012 – 2016, the Company has calculated and recorded a provision of  $70,000 and $2,003,000 for October 1, 2018 to December 31, 2018 and January 1, 2018 to September 30, 2018, respectively, for the additional exposure based on the methodology from the UBT audit assessment. This provision is included in accounts payable, accrued expenses and other liabilities on the consolidated statement of financial condition and in provision for income taxes in the consolidated statement of income. This provision was made using the best estimate of the amount expected to be paid based on available information and assessment of all relevant factors. Due to the uncertainty associated with tax audits, it is possible that at some future date liabilities resulting from this audit could vary significantly from this provision. Nevertheless, based on currently enacted legislation and information currently known to us, the Company believes that the ultimate resolution of this audit will not have a material adverse impact on the Company’s financial condition taken as a whole.